Stockholders' Equity - Schedule of Assumptions Used In Determining the Fair Value of Equity-Classified Warrants Granted (Details) - Warrant [Member] - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Stockholders' Equity - Schedule of Assumptions Used In Determining the Fair Value of Equity-Classified Warrants Granted (Details) [Line Items]
Stock price (in Dollars per share)	$ 3.36
Exercise price (in Dollars per share)	$ 5.08
Risk-free interest rate	3.91%
Expected volatility	95.00%
Expected term (years)	5 years
Expected dividend yield	0.00%	0.00%
Minimum [Member]
Stockholders' Equity - Schedule of Assumptions Used In Determining the Fair Value of Equity-Classified Warrants Granted (Details) [Line Items]
Stock price (in Dollars per share)		$ 4.68
Exercise price (in Dollars per share)		$ 4.77
Risk-free interest rate		4.07%
Expected volatility		90.00%
Expected term (years)		3 years 10 months 9 days
Maximum [Member]
Stockholders' Equity - Schedule of Assumptions Used In Determining the Fair Value of Equity-Classified Warrants Granted (Details) [Line Items]
Stock price (in Dollars per share)		$ 5.3
Exercise price (in Dollars per share)		$ 6.36
Risk-free interest rate		4.40%
Expected volatility		105.00%
Expected term (years)		5 years